General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - General and Administrative Expense [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
General and Administrative Expenses [Line Items]
Payroll and related benefits (including share-based compensation)	$ 836	$ 870
Professional services	906	857
Others	128	118
Total	$ 1,870	$ 1,845